Product Warranty (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Change in the Company's warranty expense, actual warranty experience and accrued warranty obligations
Accrued warranty obligations, Beginning Balance	$ 459	$ 252	$ 184
Actual warranty experience during fiscal year	(685)	(657)	(416)
Fiscal warranty provision	622	806	463
Adjustments for changes in estimate	12	58	21
Accrued warranty obligations, Ending Balance	$ 408	$ 459	$ 252